Consolidated Statements of Changes in Equity Deficit - ZAR (R) R in Thousands		Share capital	Capital reserve		Common control reserve [1]	Foreign Currency translation	Retained earnings	Total Attributable to owner of the parent	Non-controlling interest		Treasury shares	Actuarial Reserve	Total
Balance at Feb. 28, 2022		R 7,142,853	R (3,587,640)		R (2,709,236)	R 28,776	R 1,276,523	R 2,151,276	R 22,905				R 2,174,181
Profit for the period							597,153	597,153	11,653				608,806
Other comprehensive income						216,333		216,333	4,138				220,471
Total comprehensive income for the year						216,333	597,153	813,486	15,791				829,277
Dividends							(293,562)	(293,562)	(8,518)	[2]			(302,080)
Derivative – put option	[3]						(15,305)	(15,305)					(15,305)
Total transactions with owner							(308,867)	(308,867)	(8,518)				(317,385)
Disposal of interest in subsidiaries without change in control			5,072					5,072	730				5,802
Total changes in ownership interest in subsidiaries			5,072					5,072	730				5,802
Balance at Feb. 28, 2023		7,142,853	(3,582,568)		(2,709,236)	245,109	1,564,809	2,660,967	30,908				2,691,875
Profit for the period							738,191	738,191	15,965				754,156
Other comprehensive income						85,703		85,703	2,929				88,632
Total comprehensive income for the year						85,703	738,191	823,894	18,894				842,788
Purchase of treasury shares								(23,816)			(23,816)		(23,816)
Dividends							(499,518)	(499,518)	(9,782)	[4]			(509,300)
Total transactions with owner							(499,518)	(523,334)	(9,782)		(23,816)		(533,116)
Acquisition of new subsidiary									915				915
Total changes in ownership interest in subsidiaries									915				915
Balance at Feb. 29, 2024		7,142,853	(3,582,568)	[5]	(2,709,236)	330,812	1,803,482	2,961,527	40,935		(23,816)		3,002,462
Profit for the period							921,031	921,031	16,079				937,110
Other comprehensive income						(52,946)		(52,807)	(1,770)			139	(54,577)
Total comprehensive income for the year						(52,946)	921,031	868,224	14,309			139	882,533
Cancellation of treasury shares			(27,277)								27,277
Purchase of treasury shares								(3,461)			(3,461)		(3,461)
Dividends							(612,422)	(612,422)	(8,303)	[6]			(620,725)
Total transactions with owner			(27,277)				(612,422)	(615,883)	(8,303)		23,816		(624,186)
Shares repurchase and cancellation of shares by a subsidiary company	[7]		(11,400)					(11,400)	(3,842)				(15,242)
Total changes in ownership interest in subsidiaries			(11,400)					(11,400)	(3,842)				(15,242)
Balance at Feb. 28, 2025		R 7,142,853	R (3,621,245)	[5]	R (2,709,236)	R 277,866	R 2,112,091	R 3,202,468	R 43,099			R 139	R 3,245,567

[1]	In November 2014, a change in interest in Cartrack from 88.3% to 68.0% was not accounted for retained earnings transfer to non-controlling interest (“NCI”). During the financial years ended February 28, 2021 and 2022, the Group corrected the error prospectively as the impact to comparatives is not material. On April 21, 2021, when Karooooo acquired the minority interest and took control of 100% interest in Cartrack, all NCI relating to the Karooooo minority interest was transferred back to capital reserve.
[2]	Dividends declared by a subsidiary during the financial year ended February 28, 2023 amounting to ZAR 5.32 per ordinary share remains payable by a subsidiary to NCI.
[3]	Relates to the put option agreement entered with ultimate controlling shareholder to grant the Group the right to sell all its interest in Karooooo Logistics. The put option expired on August 31, 2022. As this is a transaction with owner, the fair value and subsequent changes fair value of the put option is recognized directly against retained earnings.
[4]	Dividends declared by a subsidiary during the financial year ended February 29, 2024 amounting to ZAR 6.11 per ordinary share remains payable by a subsidiary to NCI.
[5]	During the financial year ended February 28, 2022, the Group changed the accounting policy voluntarily and accounted for the acquisition of NCI of Cartrack as a separate reserve, “capital reserve” instead of retained earnings. This is to provide transparency to the users since the reinvestment offer is a significant event. The change in accounting policy was corrected prospectively as the impact to the prior period is not material. Subsequent acquisition of interest in subsidiaries without change in control is accounted for under capital reserve.
[6]	Dividends declared by a subsidiary during the financial year ended February 29, 2025 amounting to ZAR 5.19 per ordinary share remains payable by a subsidiary to NCI.
[7]	On April 30, 2024, Karooooo Logistics (Pty) Ltd repurchased its ordinary shares at a purchase price of ZAR 15.2 million in accordance with the Companies Act of South Africa and cancelled the repurchased shares. As a result, the Group’s effective shareholding in Karooooo Logistics (Pty) Ltd increased from 70.1% to 74.8% after completion of the repurchase and cancellation.